Condensed Statements of Changes in Shareholders’ Equity (Capital Deficiency) (Unaudited) - USD ($)	Number of Shares issued	Number of Preferred Shares issued	Treasury stock [1]	Share capital	[1]	Additional paid in capital	Accumulated deficit	Treasury stock	Total
Balance at Dec. 31, 2021						$ 2,124,601	$ (4,504,181)		$ (2,379,580)
Balance (in Shares) at Dec. 31, 2021	3,085,000	489,812
Changes during the six months period ended June 30, 2023:
Issuance of ordinary shares and warrants upon initial public offering (“IPO”), net of issuance costs						15,176,584			15,176,584
Issuance of ordinary shares and warrants upon initial public offering (“IPO”), net of issuance costs (in Shares)	4,244,048
Conversion of preferred shares into ordinary shares
Conversion of preferred shares into ordinary shares (in Shares)	489,812	(489,812)
Reclassification of warrants to purchase ordinary shares from liability to equity						412,299			412,299
Share-based compensation						33,353			33,353
Net loss							(2,273,700)		(2,273,700)
Balance at Jun. 30, 2022						17,746,837	(6,777,881)		10,968,956
Balance (in Shares) at Jun. 30, 2022	7,818,860
Balance at Dec. 31, 2022						17,789,380	(8,192,527)		9,596,853
Balance (in Shares) at Dec. 31, 2022	7,999,216
Changes during the six months period ended June 30, 2023:
Share-based compensation						88,497			88,497
Repurchase of treasury stock			(120,715)					(119,536)	(119,536)
Net loss							(2,264,027)		(2,264,027)
Balance at Jun. 30, 2023			$ (120,715)			$ 17,877,877	$ (10,456,554)	$ (119,536)	$ 7,301,787
Balance (in Shares) at Jun. 30, 2023	7,999,216

[1]	Less than $1